Interests in associates and joint ventures - Associates and Joint Ventures Commentary (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jan. 01, 2018	[1]	Dec. 31, 2017
Disclosure of associates [line items]
Interests in associates and joint ventures	$ 22,572,000,000	$ 21,802,000,000		$ 22,744,000,000
Bank of Communications Co., Limited
Disclosure of associates [line items]
Investment's fair value below carrying amount, period	6 years
Impairment loss	$ 0

[1]	9Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 84. 31 December 2017 balances have not been re-presented.